Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Component of Income Tax Expense	The Company estimates its tax liability based upon its understanding of the tax laws of the various countries in which it operates. Income tax expense for 2019, 2018 and 2017 consisted of the following:

	2019	2018	2017
Current
Bermuda	$—	$—	$—
Foreign	499	1,407	2,142
	499	1,407	2,142
Deferred
Bermuda	—	—	—
Foreign	1,449	618	(524)
	1,449	618	(524)
	$1,948	$2,025	$1,618

Components of Income Before Income Taxes and Noncontrolling Interest	The components of income before income taxes and noncontrolling interest were as follows:
	2019	2018	2017
Bermuda sources	$—	$—	$—
Foreign sources	58,504	56,275	22,360
	$58,504	$56,275	$22,360

Reconciliation of Differences between Bermuda Statutory Income Tax Rate and Effective Tax Rate

A reconciliation of the differences between the Bermuda statutory income tax rate and the effective tax rate as provided in the consolidated statements of comprehensive income is as follows:

	2019		2018		2017
Bermuda tax rate	$—	0.00%	$—	0.00%	$—	0.00%
Foreign tax rate	188	0.32%	(142)	(0.25)%	(1,297)	(5.80)%
Tax uncertainties	1,760	3.01%	2,167	3.85%	2,915	13.04%
	$1,948	3.33%	$2,025	3.60%	$1,618	7.24%

The components of income tax expense and effective tax rate were as follows:

	2019		2018		2017
Income before income tax and noncontrolling interests	$58,504		$56,275		$22,360

Tax uncertainties	$1,760	3.01%	$2,167	3.85%	$2,915	13.04%
Foreign taxes
Stock based compensation	405	0.69%	128	0.23%	(304)	(1.36)%
Adjustment for prior years	270	0.46%	367	0.65%	(71)	(0.32)%
Revaluation of deferred taxes due to TCJA	—	—	—	—	(2,653)	(11.86)%
Foreign derived intangible income	(77)	(0.13)%	(199)	(0.35)%	—	—
Valuation allowance	315	0.54%	272	0.48%	1,166	5.21%
Foreign rate difference	(778)	(1.33)%	(758)	(1.35)%	565	2.53%
Other	53	0.09%	48	0.09%	—	—
	188	0.32%	(142)	(0.25)%	(1,297)	(5.80)%
	$1,948	3.33%	$2,025	3.60%	$1,618	7.24%

Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2019 and 2018 are presented below:

	2019	2018
Deferred tax assets
Net operating loss carryforwards	$19,410	$19,616
Other	1,568	2,173
	20,978	21,789
Valuation allowance (net operating loss)	(707)	(992)
Deferred tax assets	20,271	20,797
Deferred tax liabilities
Containers, net	25,975	25,039
Other	697	710
Deferred tax liabilities	26,672	25,749
Net deferred tax liabilities	$6,401	$4,952

Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount

A reconciliation of the beginning and ending unrecognized tax benefit amounts for 2019 and 2018 are as follows:

Balance at December 31, 2017	$16,150
Increases related to prior year tax positions	4
Decreases related to prior year tax positions	(2)
Increases related to current year tax positions	3,131
Lapse of statute of limitations	(1,138)
Balance at December 31, 2018	18,145
Decreases related to prior year tax positions	(82)
Increases related to current year tax positions	2,922
Lapse of statute of limitations	(1,343)
Balance at December 31, 2019	$19,642